Related Party Transactions - Disclosure of compensation for directors, officers and key management personnel (Details) - USD ($)	3 Months Ended		6 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Related Party Transactions Abstract
Salaries and Benefits	$ 138,918	$ 175,722	$ 277,648	$ 288,957
Consulting fees	141,250	185,814	282,500	270,814
Non-cash Options Vested	205,554	254,087	497,468	705,779
Total	$ 485,722	$ 615,623	$ 1,057,616	$ 1,265,550